Prepaid expenses (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Prepaid expenses
Solo deposit	$ 10,126,584	$ 4,734,914
Battery cell deposit	4,709,584	6,121,372
Battery deposit	100,207	100,207
Parts deposit	442,933	227,366
Prepaid insurance	809,594	2,027,001
Prepaid rent and security deposit	614,001	444,976
Other prepaid expenses	1,514,346	772,281
Total	$ 18,317,249	$ 14,428,117